Share Capital (Details)															1 Months Ended								3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($)	Jan. 11, 2022 $ / shares shares	Jan. 01, 2022 shares	Dec. 31, 2021 shares $ / shares	Dec. 07, 2021 USD ($) $ / shares shares	Nov. 03, 2021 USD ($)	Oct. 29, 2021 USD ($) shares $ / shares	Oct. 28, 2021 USD ($) $ / shares shares	Aug. 31, 2021 shares	Jul. 21, 2021 USD ($) $ / shares shares	Jan. 18, 2021 shares $ / shares	Dec. 14, 2020 USD ($) shares	Aug. 04, 2020 USD ($) $ / shares shares	Aug. 04, 2020 CAD ($) shares	Dec. 31, 2021 shares $ / shares	Oct. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares $ / shares	Nov. 30, 2020 USD ($) $ / shares shares	Sep. 29, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Dec. 28, 2017 shares	Apr. 14, 2022 USD ($) shares	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Nov. 15, 2020 $ / shares shares	Aug. 04, 2020 $ / shares shares	Jun. 22, 2020 CAD ($) $ / shares
Share Capital (Details) [Line Items]
Number of shares issued (in Shares)												85,659							170,000
Issued shares of convertible debt (in Shares)																					1,149	11.5
Issued of convertible debt, per share | (per share)					$ 4.00					$ 7.21											$ 48.71										$ 65.25
Proceeds of convertible debt																					$ 57,692,000										$ 75,000,000
Aggregate gross proceeds													$ 1,604,729	$ 2,150,000
Issuance of units (in Shares)													148,276																	148,276
Issuance of units price, per share | (per share)													$ 10.82																	$ 14.50
Warrant exercisable price | (per share)							$ 6.85	$ 6.85					$ 20.47							$ 6.85										$ 26.10
Warrant expiration term													2 years	2 years						5 years
Cash commission													$ 19,358	$ 24,682
Issued broker warrants (in Shares)													1,702	1,702
Black scholes value | $													$ 9,873
Other share issuance costs | $													$ 146,377														$ 3,133,147	$ 20,085
Gross proceeds | $																			$ 1,018,300	$ 1,260,000						$ 10,000,000
Initial public offering, shares (in Shares)																				2,100,000
Public offering, per unit (in Dollars per share) | $ / shares																				$ 6.00
Value, per share (in Dollars per share) | $ / shares				$ 8.14											$ 8.14				$ 5.99	4.73						$ 8.14
Valued, per warrant (in Dollars per share) | $ / shares																				$ 1.27
Description of initial public offering																				Share issuance costs related to the initial public offering was $2,810,274 including 113,500 underwriter warrants exercisable at $6.60USD per share, with a black scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a black scholes value of $335,160.
Issuance costs | $	$ 194,985																		$ 81,464								$ (3,793,976)	$ (186,854)
Net proceeds shares amount | $																			$ 936,836
Contractual obligations valued | $												$ 710,970
Description of private placement																											the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at NIL per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a black scholes value of $420,508.
Transactions during the year, description																											a)On June 23, 2020, as part of the 10% convertible debenture referred to in 14(c), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021. b)On July 28, 2020, as part of the capital raise per 17(b)(ii), the Company issued 74,138 share purchase warrants at an exercise price of $20.47 with an expiry date of July 28, 2022. c)On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves. d)On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant has an exercise price of $11.50 USD with an expiry date of June 29, 2024.	i)Issued 5,668 common shares in connection with exercised of agents’ options for proceeds of $345,832. ii)Issued 80,865 common shares in connection with exercise of warrants for proceeds of $4,418,377. iii)Issued 6,897 common shares in connection with purchase consideration for Signifi with the value of the shares as $346,673. iv)On August 29, 2019 the Company completed a non-brokered private placement of 51,724 units at a price of $44.29 ($58.00 CAD) per unit for gross proceeds of $2,290,916. Each unit consisted of one common share and one-half share purchase warrant. Each warrant is exercisable at a price of $68.23 ($87.00 CAD) for a period of two years. In conjunction with the placement, the Company incurred share issuance costs of $185,854. On December 23, 2019, the Company issued 3,324 common shares as compensation to the agents in connection to the issuance of the convertible debentures (Note 14). These shares were recorded at its market value of $118,560.
Share-based payments expense | $																										$ 1,338,931	$ 517,678	$ 1,123,154
Stock option description																										the Company issued 2,690 stock options to various employees at an exercise price of $CAD56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023.
Number of stock option issued (in Shares)																													276,500
Stock option exercise price (in Dollars per share) | $ / shares																													$ 6.00
Agents options, description																										The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs. The Company issued 113,500 agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 USD per common share and these agents’ options expire on September 28, 2025, including in reserves an additional $315,796 that are part of the share issuance costs. On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $0.01 per warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. The Company added the black scholes value to these agent warrants adding an additional $335,160 to reserves as part of the share issuance costs. The Company issued 64,724 agents options to the placement agency of the December 31, 2020 capital raise at an exercise price of $11.50USD expiring on June 30, 2024, and using black scholes added $420,508 to reserves as part of the share issuance costs.
Warrants, description																												a.On August 20, 2019 the Company granted 25,863 share purchase warrants as part of the unit of a private placement. These warrants have an expiry date of August 20, 2021 and an exercise price of $68.63 ($CAD87.00). b.On December 23, 2019 the Company granted 54,248 share purchase warrants as part of the unit of a debenture issue. These warrants have an expiry date of December 23, 2022 and an exercise price of $51.18 ($CAD65.25). c.Prior to their expiry on March 16, 2019, 80,865 share purchase options were exercised at $68.36 for total proceeds of $5,529,858. d.On March 16, 2019, 5,196 share purchase warrants from a private placement, expired at $68.36. e.On December 28, 2019, 31,724 share purchase warrants, granted from a debenture issue, expired at $76.90.
Number of share purchase warrants (in Shares)																											10,897
Share purchase warrants price (in Dollars per share) | $ / shares																											$ 34.12
Private placement unit, description																										Each unit consisted of one common share and one-half of one common share purchase warrant.
Proceeds from exercise of warrants | $						$ 6,000,000	$ 380,202	$ 1,027,500																		$ 3,017,743		$ 5,529,858
Stock shares issued during the period for services shares																	40,000
Stock shares issued during the period for services value | $																	$ 560,000
Class of warrants or rights excercised during the period units							55,504	150,000
Share-based payments expense | $																										$ 1,338,931
Share based compensation by share based award number of share options granted in a share based arrangement																										100,500	279,190	17,655
Share based compensation by share based award weighted average exercise price of stock options granted | $ / shares															$ 57.00											$ 11.50	$ 6.47	$ 59.01
Share based compensation by share based award number of options expired in a share based arrangement															1,500
Class of warrant or rights expired during the period																										68,647
Class of warrants or rights expired exercise price | $ / shares																										$ 62.87
Stock Options [Member]
Share Capital (Details) [Line Items]
Stock option description																								518 stock options with an exercise price of CAD$65.57 expired. In the fourth quarter of 2019, the Company issued 3,103 options to a director with an exercise price of CAD$72.50 per option.	In the first quarter of 2019, 2,207 stock options were granted at an exercise price of CAD$72.50 and 12,345 stock options were granted at an exercise price of CAD$79.75.
Certain Employees [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement																		62,000
Share based compensation by share based award weighted average exercise price of stock options granted | $ / shares																		$ 11.50
One Of The Employees Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement									38,500		4,000
Share based compensation by share based award number of options expired in a share based arrangement									2,500
One Of The Directors Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement							38,500				20,000
Share based compensation by share based award number of options expired in a share based arrangement							10,000
January 2, 2026 | Certain Employees [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement																		57,000
January 2, 2026 | Certain Employees And Consultants [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement											38,500
January 2, 2031 | Certain Employees [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of share options granted in a share based arrangement																		5,000
Expiring on January 2026 | Certain Employees And Consultants [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted | $ / shares											$ 11.50
Expiring on August 2022 | One Of The Employees Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of options due to expire in a share based arrangement																										1,500
Expiring On October 29, 2022 | One Of The Directors Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of options due to expire in a share based arrangement																										10,000
Conversion Of Debentures [Member]
Share Capital (Details) [Line Items]
Proceeds from exercise of warrants | $					$ 1,000,000
Class of warrants or rights issued during the period and excercised					250,000
Class of warrants or rights issued during the period and excercised convertible debentures value | $					$ 7.2
Fulfillment Of Contractual Obligations [Member]
Share Capital (Details) [Line Items]
Stock shares issued during the period shares										5,000
Stock shares issued during the period value | $										$ 36,050
Clear RF [Member]
Share Capital (Details) [Line Items]
Stock shares issued during the period business acquistion shares																										23,949
Stock shares issued during the period acquistion of business value | $																										$ 194,985
Multiple Tradeable Warrant Exercises [Member]
Share Capital (Details) [Line Items]
Warrant exercisable price | $ / shares																	$ 6.85
Class of warrants or rights redeemed during the period units																	88,911
Proceeds from exercise of warrants | $																	$ 609,041
Tradeable Warrants [Member]
Share Capital (Details) [Line Items]
Proceeds from exercise of warrants | $																$ 1,407,702	$ 609,040
Class of warrants or rights excercised during the period units																205,504	88,911
Class of warrants or rights issued during the period and excercised																6.85	6.85
Share purchase warrant [Member]
Share Capital (Details) [Line Items]
Proceeds from exercise of warrants | $					$ 1,000,000
Class of warrants or rights excercised during the period units					250,000
Class of warrants or rights issued during the period and excercised					4.00
Warrants issued transferred to share capital | $					$ 385,190
Issuance Of Options [Member] | Certain Employees And Consultants [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted | $ / shares				$ 1.03
Share based compensation by share based award number of options expired in a share based arrangement				3,870,000
Issue Of Warrants [Member] | Warrants For The Purchase Of Options [Member] | Placement Agent [Member]
Share Capital (Details) [Line Items]
Warrant exercisable price | $ / shares		$ 2.53
Warrant expiration term		5 years
Class of warrants or rights number of ordinary shares called by the warrants or rights		434,783
Number of days after issue for warrants to be eligible for exercise		180 days
Issue of Share Purchase Warrants [Member] | Share purchase warrant [Member]
Share Capital (Details) [Line Items]
Warrant exercisable price | $ / shares		$ 2.30
Warrant expiration term		5 years
Class of warrants or rights excercised during the period units		9,999,999
Employee [Member]
Share Capital (Details) [Line Items]
Stock option description																										On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were canceled and the remaining balance of 207 vested stock options has an expiry date of December 1, 2021.
Agents' Options [Member]
Share Capital (Details) [Line Items]
Transactions during the year, description																										In December 2021, 6,597 agent’s options expired at an average exercise price of $52.68. Agents’ options transactions subsequent to the year-end are as follows: As part of the capital raise that occurred on January 11, 2022, the Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years.
Share based compensation by share based award number of share options granted in a share based arrangement															6,597
Share based compensation by share based award number of options expired in a share based arrangement | $ / shares															52.68
Common shares [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding (in Shares)				5,276,695											5,276,695											5,276,695	4,663,331
Number of shares issued (in Shares)				5,276,695											5,276,695											5,276,695	4,663,331
Common shares [Member] | Major ordinary share transactions [member]
Share Capital (Details) [Line Items]
Number of shares outstanding (in Shares)																							13,972,347
Common shares [Member] | Major ordinary share transactions [member] | Initial Public Offer [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $																							$ 20,000,000.0
Initial public offering, shares (in Shares)			8,695,652